Retirement Plans	12 Months Ended
Dec. 31, 2014
Retirement Plans [Abstract]
Retirement Plans
Note 11. Retirement Plans

The Company has a Supplemental Executive Retirement Plan ("SERP") covering certain members of management. The net periodic SERP pension cost was approximately $135,000 in 2014 and $230,000 in 2013. The unfunded benefit obligation, which was included in other liabilities, was approximately $3,350,000 at December 31, 2014 and $3,218,000 at December 31, 2013.

The benefit obligation at December 31, 2014 and December 31, 2013 was calculated as follows:

	2014	2013
	(Amounts in thousands)
Benefit obligation, January 1	$3,218	$3,137
Service cost	(50)	(55)
Interest cost	176	170
Loss (gain)	6	(34)
Benefit obligation, December 31	$3,350	$3,218

The net periodic pension cost for 2014 and 2013 was calculated as follows:

	2014	2013
	(Amounts in thousands)
Service cost	$(50)	$(55)
Interest cost	176	170
Loss (gain)	9	115
	$135	$230

The discount rate used in determining the actuarial present value of the projected benefit obligation was 5.5% for both 2014 and 2013. Annual benefit payments are estimated at $0 for 2015, $126,000 for 2016, $252,000 for 2017, $314,000 for 2018, $344,000 for 2019 through 2031, and $583,000 through 2039.

The Company has a 401(k) Plan covering substantially all employees. Under the Plan, the Company is required to contribute 3% of all qualifying employees' eligible salary to the Plan. The Plan expense in 2014 was $118,000 and $122,000 in 2013.